CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Statement of cash flows [abstract]
OPERATING ACTIVITIES	$ (837)	¥ (5,404)	¥ (1,254)
INVESTING ACTIVITIES
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	(41)	(263)
Purchases of property, plant and equipment			(5)
NET CASH FLOWS USED IN INVESTING ACTIVITIES	(41)	(263)	(5)
FINANCING ACTIVITIES
Repayments To Related Companies			(4,200)
Repayments To Shareholder	(1,108)	(7,155)
Payments of interest expenses of lease liabilities	(3)	(21)	(9)
Payments of principal portion of lease liabilities	(55)	(355)	(513)
ProceedsFromIssuanceOfSharesAndWarrants	6,504	41,996
AdvancesFromTheShareholder			501
AdvancesFromRelatedCompanies	67	430	5,069
CashFlowsFromUsedInFinancingActivities	5,405	34,895	848
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	4,527	29,228	(411)
Effect of exchange rate changes on cash and cash equivalents	133	860	(20)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	379	2,450	3,444
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 5,039	¥ 32,538	¥ 3,013